Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related parties
Schedule of associates and joint ventures

Balances with associates and joint ventures as of December 31, 2025 and 2024 are as follows:

	Trade and	Trade and	Trade and
	other	other receivables	other	Loans and	Other
	receivables	– Loans	payables	borrowings (1)	liabilities
Joint Ventures
Equion Energía Limited	—	—	—	728	1
Ecodiesel Colombia S.A.	3	—	45	—	—
Interligação Elétrica do Madeira S.A.	35	—	—	—	—
Interligação Elétrica Garanhuns S.A.	10	—	—	—	—
Interligação Elétrica Ivaí S.A.	40	2	—	—	—
Transmissora Aliança de Energia Elétrica S.A.	36	—	—	—	—
Consorcio Eléctrico Yapay	—	14	—	—	—
Conexión Kimal Lo Aguirre S.A.	—	531	—	—	—
Associates
Gases del Caribe S.A. E.S.P.	—	—	4	—	—
Extrucol S.A.	—	—	1	—	—
Balance as of December 31, 2025	124	547	50	728	1
Current	124	16	50	728	1
Non–current	—	531	—	—	—
	124	547	50	728	1
	(Note 7)	(Note 7)	(Note 21)	(Note 20)

	Trade and	Trade and	Trade and
	other	other receivables	other	Loans and
	receivables	– Loans	payables	borrowings (1)
Joint Ventures
Equion Energía Limited	—	—	1	829
Ecodiesel Colombia S.A.	5	—	59	—
Interligação Elétrica do Madeira S.A.	37	—	—	—
Interligação Elétrica Garanhuns S.A.	10	—	—	—
Interligação Elétrica Paraguaçu S.A.	22	—	—	—
Interligação Elétrica Aimorés S.A.	13	—	—	—
Interligação Elétrica Ivaí S.A.	17	2	—	—
Transmissora Aliança de Energia Elétrica S.A.	55	—	—	—
Consorcio Eléctrico Yapay	—	3	—	—
Conexión Kimal Lo Aguirre S.A.	—	347	—	—
Associates
Gases del Caribe S.A. E.S.P.	—	—	4	—
E2 Energía Eficiente S.A. E.S.P.	3	—	1	—
Balance as of December 31, 2024	162	352	65	829
Current	162	5	65	829
Non–current	—	347	—	—
	162	352	65	829
	(Note 7)	(Note 7)	(Note 21)	(Note 20)

Loans:

(1)	Resource deposited by Equion in Ecopetrol Capital AG.

Schedule of transactions between related parties

	Year ended December 31
	2025		2024		2023
		Cost of sales		Cost of sales		Cost of sales
		- Purchases		- Purchases		- Purchases
	Sales	and others	Sales	and others	Sales	and others
Joint Ventures
Equion Energy Limited	—	40	—	43	—	3
Ecodiesel Colombia S.A.	41	567	39	516	25	541
	41	607	39	559	25	544
Associates
Gases del Caribe S.A. E.S.P.	—	16	—	34	—	—
Gas Natural del Oriente S.A. E.S.P.	—	—	—	5	—	40
Extrucol S.A.	—	3	—	5	—	4
E2 Energía Eficiente S.A. E.S.P.	32	2	85	4	91	3
	32	21	85	48	91	47
	73	628	124	607	116	591